Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    August 29, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Value Equity Trust(the "Trust") (Reg. Nos. 2-78724 and 811-1444)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Trust, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 29, 2003.

         Comments or questions concerning this certificate may be directed to the undersigned at (617) 295-2565.


                               Very truly yours,

                               /s/ Caroline Pearson, Esq.
                               --------------------------
                               Caroline Pearson, Esq.
                               Managing Director,
                               Deutsche Investment Management Americas Inc.



cc:      John B. McGinty, Esq., Ropes & Gray